UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2013

Date of reporting period:	8/31/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GOVERNMENT INCOME FUND

SEMIANNUAL REPORT • AUGUST 31, 2012

Fund Type

Government Bond

Objective

High current return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 15, 2012

Dear Shareholder:

We hope you find the semiannual report for the Prudential Government Income Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2012.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Government Income Fund

* Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Government Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares). Gross operating expenses: Class A, 0.99%; Class B, 1.69%; Class C, 1.69%; Class R, 1.44%; Class Z, 0.69%. Net operating expenses: Class A, 0.94%; Class B, 1.69%; Class C, 1.69%; Class R, 1.19%; Class Z, 0.69%, after contractual reduction through 6/30/2013 for Class A and Class R.

Cumulative Total Returns (Without Sales Charges) as of 8/31/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	2.68%	4.72%	35.04%	56.86%	—
Class B	2.29	3.93	30.03	45.83	—
Class C	2.29	3.93	30.96	48.52	—
Class R	2.55	4.46	33.34	N/A	48.48% (5/17/04)
Class Z	2.81	4.99	36.62	60.69	—
Barclays U.S. Government Bond Index	2.57	4.80	35.10	63.09	—
Barclays U.S. Aggregate ex-Credit Index	2.39	4.44	35.44	64.51	—
Lipper General U.S. Government Funds Average	2.81	5.17	32.83	54.57	—

Average Annual Total Returns (With Sales Charges) as of 9/30/12
	One Year	Five Years	Ten Years	Since Inception
Class A	-0.62%	5.11%	3.96%	—
Class B	-1.72	5.14	3.68	—
Class C	2.28	5.43	3.87	—
Class R	3.80	5.81	N/A	4.86% (5/17/04)
Class Z	4.32	6.35	4.70	—
Barclays U.S. Government Bond Index	2.95	6.01	4.74	—
Barclays U.S. Aggregate ex-Credit Index	3.49	6.09	4.94	—
Lipper General U.S. Government Funds Average	3.37	5.61	4.18	—

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Distributions and Yields as of 8/31/12
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.11	1.17%
Class B	0.08	0.49
Class C	0.08	0.49
Class R	0.10	0.98
Class Z	0.13	1.48

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 4.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years, respectively, after the purchase and a 12b-1 fee of 1.00% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1.00%. Class R shares are not subject to a sales charge and are subject to a 12b-1 fee of up to 0.75%. Class Z shares are not subject to a CDSC or a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expense subsidization, the Fund’s returns would have been lower.

Benchmark Definitions

Barclays U.S. Government Bond Index

The Barclays U.S. Government Bond Index is an unmanaged index of securities issued or backed by the U.S. government, its agencies, and instrumentalities with between one and 30 years remaining to maturity. It gives a broad look at how U.S. government bonds have performed. Barclays U.S. Government Bond Index Closest Month-End to Inception cumulative total return as of 8/31/12 is 55.40% for Class R. Barclays U.S. Government Bond Index Closest Month-End to Inception average annual total return as of 9/30/12 is 5.40% for Class R.

Barclays U.S. Aggregate ex-Credit Index

The Barclays U.S. Aggregate ex-Credit Index is an unmanaged index which represents securities that are SEC-registered, taxable, and dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis. Barclays U.S. Aggregate ex-Credit Index Closest Month-End to Inception cumulative total return as

Prudential Government Income Fund	3

Your Fund’s Performance (continued)

of 8/31/12 is 56.46% for Class R. Barclays U.S. Aggregate ex-Credit Index Closest Month-End to Inception average annual total return as of 9/30/12 is 5.51% for Class R.

Lipper General U.S. Government Funds Average

The Lipper General U.S. Government Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper General U.S. Government Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. government and agency issues. Lipper Average Closest Month-End to Inception cumulative total return as of 8/31/12 is 49.25% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/12 is 4.84% for Class R.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issues expressed as a percentage of net assets as of 8/31/12
United States Treasury Bonds, 9.250%, 02/15/16	5.4%
United States Treasury STRIPS, P/O, 0.380%, 02/15/16	5.3
Federal National Mortgage Association, 3.500%, TBA 30 YR	4.7
United States Treasury Notes, 0.500%, 07/31/17	3.6
Federal National Mortgage Association, 4.500%, TBA 30 YR	3.0

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2012, at the beginning of the period, and held through the six-month period ended August 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Government Income Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Government Income Fund		Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,026.80	0.94%	$4.80
	Hypothetical	$1,000.00	$1,020.47	0.94%	$4.79

Class B	Actual	$1,000.00	$1,022.90	1.69%	$8.62
	Hypothetical	$1,000.00	$1,016.69	1.69%	$8.59

Class C	Actual	$1,000.00	$1,022.90	1.69%	$8.62
	Hypothetical	$1,000.00	$1,016.69	1.69%	$8.59

Class R	Actual	$1,000.00	$1,025.50	1.19%	$6.08
	Hypothetical	$1,000.00	$1,019.21	1.19%	$6.06

Class Z	Actual	$1,000.00	$1,028.10	0.69%	$3.53
	Hypothetical	$1,000.00	$1,021.73	0.69%	$3.52

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2012, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying Funds in which the Fund may invest.

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Portfolio of Investments

as of August 31, 2012 (Unaudited)

Principal Amount (000)#	Description	Value (Note 1)
LONG-TERM INVESTMENTS 98.0%

Collateralized Mortgage Obligations 2.3%
	Federal Home Loan Mortgage Corp., Ser. 2002-2496, Class PM,
$3,456	5.500%, 09/15/17	$3,716,216
	Ser. 2002-2501, Class MC,
1,285	5.500%, 09/15/17	1,374,116
	Ser. 2002-2513, Class HC,
5,691	5.000%, 10/15/17	6,091,701
	Federal National Mortgage Association, Ser. 2002-18, Class PC,
1,271	5.500%, 04/25/17	1,300,854
	Ser. 2002-57, Class ND,
1,213	5.500%, 09/25/17	1,296,018
	MLCC Mortgage Investors, Inc., Ser. 2003-E, Class A1,
264	0.856%, 10/25/28 FRN	249,615
	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3,
895	2.778%, 02/25/34 FRN	902,076

		14,930,596

Commercial Mortgage-Backed Securities 12.2%
	Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A4,
3,000	5.889%, 12/10/49 FRN	3,502,500
	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A3,
3,000	5.293%, 12/11/49	3,172,350
	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4,
3,000	5.940%, 06/10/46 FRN	3,421,464
	CWCapital Cobalt Ltd., Ser. 2007-C3, Class A3,
1,734	5.998%, 05/15/46 FRN	1,863,308
	FHLMC Multifamily Structured Pass-Through Certificates, Ser. K003, Class A5,
500	5.085%, 03/25/19	591,061
	Ser. K004, Class A2,
6,600	4.186%, 08/25/19	7,551,713

See Notes to Financial Statements.

Prudential Government Income Fund	7

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Commercial Mortgage-Backed Securities (cont’d.)
	FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
	Ser. K005, Class A2,
$4,614	4.317%, 11/25/19	$5,324,828
	Ser. K007, Class A2,
6,400	4.224%, 03/25/20	7,407,725
	Ser. K011, Class A2,
6,400	4.084%, 11/25/20	7,392,243
	Ser. K013, Class A2,
6,600	3.974%, 01/25/21	7,583,776
	Ser. K010, Class A2,
6,400	4.333%, 10/25/20	7,488,704
	Ser. K016, Class A2,
4,700	2.968%, 10/25/21	5,035,331
	Ser. K501, Class X1A, I/O
7,167	1.880%, 08/25/16 FRN	369,071
	Ser. K710, Class X1, I/O
13,496	1.916%, 05/25/19	1,310,519
	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2,
1,375	5.381%, 03/10/39	1,409,489
	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2,
1,598	5.778%, 08/10/45	1,618,880
	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A3,
1,600	6.003%, 06/15/49 FRN	1,712,192
	Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4,
3,415	5.848%, 05/12/39 FRN	3,910,909
	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2,
2,921	5.590%, 09/12/49	2,920,155
	NCUA Guaranteed Notes, Ser. 2010-C1, Class A2,
3,000	2.900%, 10/29/20	3,207,188
	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A3,
3,000	5.765%, 07/15/45	3,427,605

		80,221,011

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Corporate Bonds 1.4%
		Canada Government International Bond (Canada), Sr. Unsec’d. Notes,
$1,665		0.875%, 02/14/17	$1,683,648
		Depfa ACS Bank (Ireland), Covered Notes, 144A,
2,960		5.125%, 03/16/37	2,064,600
		Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes,
1,080		2.375%, 08/25/21	1,123,524
4,595		Province of Alberta Canada (Canada), Notes, 144A, 1.000%, 06/21/17	4,633,644

			9,505,416

Mortgage-Backed Securities 43.4%
1,692		Federal Home Loan Mortgage Corp., 2.354%, 05/01/34 FRN	1,809,518
3,000	(a)	3.000%, TBA 15 YR	3,152,344
4,000	(a)	3.500%, TBA 30 YR	4,223,125
8,698		4.000%, 06/01/26 - 12/01/40	9,310,897
8,674		4.500%, 09/01/39	9,337,514
13,111		5.000%, 06/01/33 - 05/01/34	14,401,193
2,393		5.500%, 05/01/37 - 01/01/38	2,619,288
927		6.000%, 08/01/32 - 09/01/34	1,038,761
644		6.500%, 03/01/13 - 09/01/32	734,736
167		7.000%, 09/01/32	196,105
80		8.000%, 03/01/22 - 08/01/22	82,815
72		8.500%, 01/01/17 - 09/01/19	73,378
42		9.000%, 01/01/20	47,806
42		11.500%, 10/01/19	48,061
5,137		Federal National Mortgage Association, 2.140%, 07/01/33 FRN	5,455,466
1,544		2.237%, 06/01/34 FRN	1,639,862
6,000	(a)	2.500%, TBA 15 YR	6,232,500
638		2.529%, 04/01/34 FRN	679,195
1,263		2.572%, 04/01/34 FRN	1,348,041
7,000	(a)	3.000%, TBA 15 YR	7,372,969
500	(a)	3.000%, TBA 30 YR	517,422
1,731		3.500%, 06/01/39	1,836,125
9,000	(a)	3.500%, TBA 15 YR	9,568,125
12,500		3.500%, TBA 30 YR	13,251,952

See Notes to Financial Statements.

Prudential Government Income Fund	9

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Mortgage-Backed Securities (cont’d.)
		Federal National Mortgage Association, (cont’d.)
$29,500		3.500%, TBA 30 YR	$31,210,077
2,000	(a)	4.000%, TBA 30 YR	2,141,562
421		4.500%, 01/01/20	456,409
18,000	(a)	4.500%, TBA 30 YR	19,476,562
10,265		5.000%, 07/01/18 - 05/01/36	11,231,885
26,463		5.500%, 08/01/15 - 11/01/36	29,398,066
10,779		6.000%, 11/01/14 - 05/01/36	11,983,328
8,216		6.500%, 02/01/14 - 10/01/37	9,384,312
3,056		7.000%, 10/01/12 - 02/01/36	3,588,335
7		7.500%, 05/01/13 - 08/01/13	7,186
639	(b)	8.500%, 06/01/17	641
70		9.000%, 04/01/25	75,297
25		9.500%, 01/01/25 - 02/01/25	25,959
1,000		Government National Mortgage Association, 3.500%, TBA 30 YR	1,079,531
10,000		3.500%, TBA 30 YR	10,809,376
7,000	(a)	4.000%, TBA 30 YR	7,662,813
11,000	(a)	4.000%, TBA 30 YR	12,046,719
5,564		4.500%, 01/20/41 - 02/20/41	6,195,985
5,500	(a)	4.500%, TBA 30 YR	6,039,687
11,500	(a)	4.500%, TBA 30 YR	12,723,671
4,957		5.000%, 07/15/33 - 04/15/34	5,523,037
2,000	(a)	5.000%, TBA 30 YR	2,212,188
2,789		5.500%, 02/15/34 - 02/15/36	3,152,932
3,456		7.000%, 03/15/22 - 02/15/29	4,054,020
424		7.500%, 01/15/23 - 07/15/24	472,667
398		8.500%, 04/15/25	447,562
199		9.500%, 09/15/16 - 08/20/21	211,593

			286,588,598

Municipal Bond 0.2%
1,170		Utah St., BABs, Ser. D, GO, 4.554%, 07/01/24	1,404,199

Small Business Administration Agencies 0.8%
312		Small Business Administration Participation Certificates, Ser. 1995-20B, Class 1, 8.150%, 02/01/15	324,816
1,129		Ser. 1995-20L, Class 1, 6.450%, 12/01/15	1,197,723

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Small Business Administration Agencies (cont’d.)
		Small Business Administration Participation Certificates, (cont’d.)
$1,237		Ser. 1996-20H, Class 1, 7.250%, 08/01/16	$1,322,122
877		Ser. 1996-20K, Class 1, 6.950%, 11/01/16	937,718
267		Ser. 1997-20A, Class 1, 7.150%, 01/01/17	289,040
1,376		Ser. 1998-20I, Class 1, 6.000%, 09/01/18	1,495,149

			5,566,568

U.S. Government Agency Securities 1.1%
3,705		Federal Home Loan Mortgage Corp., 2.375%, 01/13/22	3,893,570
1,310	(c)	5.125%, 11/17/17	1,594,537
1,080		Tennessee Valley Authority, 5.500%, 06/15/38	1,477,073

			6,965,180

U.S. Government Treasury Obligations 36.6%
9,580		United States Treasury Bonds, 2.750%, 08/15/42	9,708,736
1,405	(c)	3.000%, 05/15/42	1,500,496
2,670		3.125%, 02/15/42	2,923,234
5,615		5.250%, 02/15/29	8,004,884
27,375		9.250%, 02/15/16	35,707,266
6,760		11.250%, 02/15/15	8,568,827
5,295		United States Treasury Notes, 0.250%, 08/15/15	5,288,381
23,825	(c)	0.500%, 07/31/17	23,726,341
7,840		1.000%, 08/31/19	7,836,935
10,945	(c)	1.625%, 08/15/22	11,008,273
4,410		3.000%, 09/30/16	4,864,437
2,195		4.500%, 11/15/15	2,485,495
1,295		4.625%, 11/15/16	1,518,085
14,000	(e)	4.625%, 02/15/17	16,534,224
12,400	(c)(f)	United States Treasury STRIPS, I/O, 0.300%, 05/15/15	12,299,548
21,230	(f)	2.000%, 05/15/24	16,811,379
16,500	(d)(f)	2.040%, 08/15/24	12,945,603
8,500	(f)	2.150%, 02/15/24	6,797,977

See Notes to Financial Statements.

Prudential Government Income Fund	11

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

U.S. Government Treasury Obligations (cont’d.)
		United States Treasury STRIPS, I/O, (cont’d.)
$9,120	(f)	2.420%, 05/15/25	$6,948,756
9,570	(f)	2.770%, 05/15/27	6,772,517
6,300	(c)(f)	3.070%, 08/15/29	4,121,617
35,565	(g)	United States Treasury STRIPS, P/O, 0.380%, 02/15/16	35,105,251

			241,478,262

		Total long-term investments (cost $613,999,394)	646,659,830

SHORT-TERM INVESTMENTS 33.5%

Shares

Affiliated Mutual Funds
12,585,724		Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $123,679,513)(h)	114,404,230
106,261,465		Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $106,261,465; includes $54,968,403 of cash collateral received for securities on loan)(h)(i)	106,261,465

		Total affiliated mutual funds (cost $229,940,978; Note 3)	220,665,695

		Total Investments 131.5% (cost $843,940,372; Note 5)	867,325,525
		Liabilities in excess of other assets(j) (31.5%)	(207,571,982)

		Net Assets 100.0%	$659,753,543

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

BABs —Build America Bonds

FHLMC—Federal Home Loan Mortgage Association

FRN—Floating Rate Note

GO—General Obligation

I/O—Interest Only

P/O—Principal Only

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or partial principal amount of $86,500,000 represents a to-be-announced (“TBA”) mortgage dollar roll.
(b)	Amount is actual; not rounded to thousands.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,108,324; cash collateral of $54,968,403 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	The rate shown is the effective yield at August 31, 2012.
(g)	Represents a zero coupon bond. Rate shown reflects the effective yield at August 31, 2012.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at August 31, 2012:

Number of Contracts	Type	Expiration Date	Value at August 31, 2012	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
	Long Positions:
128	2 Year U.S. Treasury Notes	Dec. 2012	$28,234,000	$28,196,173	$37,827
181	5 Year U.S. Treasury Notes	Sep. 2012	22,616,516	22,407,606	208,910
132	5 Year U.S. Treasury Notes	Dec. 2012	16,455,656	16,455,537	119
	Short Positions:
278	10 Year U.S. Treasury Notes	Dec. 2012	37,173,813	36,890,680	(283,133)
57	U.S. Long Bond	Dec. 2012	8,630,156	8,388,836	(241,320)
12	U.S. Ultra Bond	Dec. 2012	2,028,000	1,988,837	(39,163)

					$(316,760)

Interest rate swap agreements outstanding at August 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
$30,700	08/31/16	0.934%	3 month LIBOR(2)	$427,889	$—	$427,889	Credit Suisse International
30,540	08/31/16	0.928%	3 month LIBOR(2)	418,306	—	418,306	Citibank NA
30,540	08/31/16	0.977%	3 month LIBOR(1)	(477,352)	—	(477,352)	Citibank NA

See Notes to Financial Statements.

Prudential Government Income Fund	13

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.):
$9,555	08/31/16	0.975%	3 month LIBOR(1)	$(148,647)	$—	$(148,647)	JPMorgan Chase Bank NA
9,555	08/31/16	0.978%	3 month LIBOR(1)	(149,974)	—	(149,974)	JPMorgan Chase Bank NA
1,460	09/14/16	1.206%	3 month LIBOR(1)	(55,350)	—	(55,350)	Deutsche Bank AG
46,550	11/30/16	0.945%	3 month LIBOR(1)	(596,138)	—	(596,138)	Citibank NA
28,775	11/30/16	0.913%	3 month LIBOR(1)	(330,102)	—	(330,102)	JPMorgan Chase Bank NA
7,700	02/15/19	1.656%	3 month LIBOR(1)	(285,130)	—	(285,130)	Citibank NA
7,700	02/15/19	1.794%	3 month LIBOR(2)	423,791	—	423,791	JPMorgan Chase Bank NA
3,705	01/13/22	1.660%	3 month LIBOR(1)	(28,960)	—	(28,960)	Citibank NA

				$(801,667)	$—	$(801,667)

LIBOR—London Interbank Offered Rate

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Inflation swap agreement outstanding at August 31, 2012:

Notional Amount (000)#	Termination Rate	Fixed Date	Description	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreement:
$6,925	08/31/22	2.545%	U.S. CPI Urban Consumers NSA(1)	$27,350	$—	$27,350	Barclays Bank PLC

CPI—Consumer Price Index

NSA—Non-Seasonally Adjusted

(1)	The Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Collateralized Mortgage Obligations	$—	$14,930,596	$—
Commercial Mortgage-Backed Securities	—	80,221,011	—
Corporate Bonds	—	9,505,416	—
Mortgage-Backed Securities	—	286,588,598	—
Municipal Bond	—	1,404,199	—
Small Business Administration Agencies	—	5,566,568	—
U.S. Government Agency Securities	—	6,965,180	—
U.S. Government Treasury Obligations	—	241,478,262	—
Affiliated Mutual Funds	220,665,695	—	—
Other Financial Instruments*
Futures Contracts	(316,760)	—	—
Interest Rate Swaps	—	(801,667)	—
Inflation Swap	—	27,350	—

Total	$220,348,935	$645,885,513	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2012 were as follows:

Mortgage-Backed Securities	43.4%
U.S. Government Treasury Obligations	36.6
Affiliated Mutual Funds (including 8.3% of collateral received for securities on loan)	33.5
Commercial Mortgage-Backed Securities	12.2
Collateralized Mortgage Obligations	2.3
Corporate Bonds	1.4
U.S. Government Agency Securities	1.1%
Small Business Administration Agencies	0.8
Municipal Bond	0.2

131.5
Liabilities in excess of other assets	(31.5)

100.0%

See Notes to Financial Statements.

Prudential Government Income Fund	15

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Unrealized appreciation on swap agreements	$1,297,336		Unrealized depreciation on swap agreements	$2,071,653
Interest rate contracts	Due to broker—variation margin	246,856	*	Due to broker—variation margin	563,616	*

Total		$1,544,192			$2,635,269

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Swaps	Total
Interest rate contracts	$407,689	$(374,899)	$(3,436,157)	$405,390	$(2,997,977)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value			Futures	Swaps	Total
Interest rate contracts			$(582,800)	$(1,045,180)	$(1,627,980)

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

For the six months ended August 31, 2012, the Fund’s average volume of derivative activities is as follows:

Options Purchased (Cost)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Interest Rate Swaps (Notional Amount in USD (000))	Inflation Swaps (Notional Amount in USD (000))
$33,216	$102,692,806	$100,453,875	$177,733	$2,308

See Notes to Financial Statements.

Prudential Government Income Fund	17

Statement of Assets and Liabilities

as of August 31, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $54,108,324:
Unaffiliated investments (cost $613,999,394)	$646,659,830
Affiliated investments (cost $229,940,978)	220,665,695
Receivable for investments sold	115,467,826
Dividends and interest receivable	1,845,030
Unrealized appreciation on swap agreements	1,297,336
Receivable for Fund shares sold	474,052
Prepaid expenses	12,822

Total assets	986,422,591

Liabilities
Payable for investments purchased	265,284,357
Payable to broker for collateral for securities on loan	54,968,403
Payable for Fund shares reacquired	2,380,928
Unrealized depreciation on swap agreements	2,071,653
Payable to custodian	1,079,905
Management fee payable	280,176
Accrued expenses	185,912
Due to broker—variation margin	185,290
Distribution fee payable	141,968
Affiliated transfer agent fee payable	65,721
Deferred directors’ fees	24,735

Total liabilities	326,669,048

Net Assets	$659,753,543

Net assets were comprised of:
Common stock, at par	$649,335
Paid-in capital in excess of par	619,978,386

620,627,721
Distributions in excess of net investment income	(1,898,956)
Accumulated net realized gain on investment transactions	18,732,740
Net unrealized appreciation on investments	22,292,038

Net assets, August 31, 2012	$659,753,543

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($519,525,085 ÷ 51,122,872 shares of common stock issued and outstanding)	$10.16
Maximum sales charge (4.50% of offering price)	0.48

Maximum offering price to public	$10.64

Class B
Net asset value, offering price and redemption price per share ($10,960,875 ÷ 1,076,980 shares of common stock issued and outstanding)	$10.18

Class C
Net asset value, offering price and redemption price per share ($21,758,803 ÷ 2,136,689 shares of common stock issued and outstanding)	$10.18

Class R
Net asset value, offering price and redemption price per share ($10,305,713 ÷ 1,012,687 shares of common stock issued and outstanding)	$10.18

Class Z
Net asset value, offering price and redemption price per share ($97,203,067 ÷ 9,584,249 shares of common stock issued and outstanding)	$10.14

See Notes to Financial Statements.

Prudential Government Income Fund	19

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$8,080,326
Affiliated dividend income	832,668
Affiliated income from securities loaned, net	21,771

Total income	8,934,765

Expenses
Management fee	1,684,031
Distribution fee—Class A	667,377
Distribution fee—Class B	59,687
Distribution fee—Class C	110,101
Distribution fee—Class R	22,623
Transfer agent’s fees and expenses (including affiliated expense of $190,900) (Note 3)	391,000
Custodian’s fees and expenses	102,000
Registration fees	50,000
Reports to shareholders	31,000
Audit fee	17,000
Directors’ fees	13,000
Legal fees and expenses	12,000
Insurance	6,000
Miscellaneous	10,435

Total expenses	3,176,254

Net investment income	5,758,511

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	13,219,218
Financial futures transactions	(3,436,157)
Swap agreement transactions	405,390
Options written transactions	(374,899)

9,813,552

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $2,134,894)	3,580,619
Financial futures contracts	(582,800)
Swap agreements	(1,045,180)

1,952,639

Net gain on investments	11,766,191

Net Increase In Net Assets Resulting From Operations	$17,524,702

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2012	Year Ended February 29, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$5,758,511	$14,848,321
Net realized gain on investment transactions	9,813,552	19,514,948
Net change in unrealized appreciation (depreciation) on investments	1,952,639	12,233,037

Net increase in net assets resulting from operations	17,524,702	46,596,306

Dividends from net investment income (Note 1)
Class A	(6,053,430)	(13,021,584)
Class B	(90,673)	(220,167)
Class C	(167,055)	(317,860)
Class R	(91,385)	(161,231)
Class Z	(1,216,951)	(2,710,397)

	(7,619,494)	(16,431,239)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	57,701,468	138,281,858
Net asset value of shares issued in reinvestment of dividends	6,682,026	14,661,945
Cost of shares reacquired	(89,275,992)	(172,572,523)

Net decrease in net assets from Fund share transactions	(24,892,498)	(19,628,720)

Total increase (decrease)	(14,987,290)	10,536,347

Net Assets:
Beginning of period	674,740,833	664,204,486

End of period	$659,753,543	$674,740,833

See Notes to Financial Statements.

Prudential Government Income Fund	21

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 14 (formerly Prudential Government Income Fund, Inc.) (the “Company”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company consists of two funds: Prudential Government Income Fund (the “Fund”) and Prudential Floating Rate Income Fund. These financial statements relate to Prudential Government Income Fund. The Fund’s investment objective is to seek high current return.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as
Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are

22	Visit our website at www.prudentialfunds.com

valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal term, tranche level attributes, yield curve, prepayment speeds, and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal

Prudential Government Income Fund	23

Notes to Financial Statements

(Unaudited) continued

amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund also purchased options to gain exposure to certain securities and foreign currencies. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

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If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on at a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.”

Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Prudential Government Income Fund	25

Notes to Financial Statements

(Unaudited) continued

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with the counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange traded swap, the Fund pledges with the clearing broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in valuation of swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the

26	Visit our website at www.prudentialfunds.com

discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Inflation Swaps: The Fund entered into inflation swap agreements to provide a measure of protection against the effect of inflation on yield. Inflation swap agreements involve two parties exchanging cash flows at a later date at rates related to inflation indices.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit risk, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party.

Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2012, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of

Prudential Government Income Fund	27

Notes to Financial Statements

(Unaudited) continued

the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, and are recorded on the ex-dividend date. Permanent book/tax

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differences relating to income and gains are reclassified amongst distributions in excess of net income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to and including $1 billion, .45% of the Fund’s average daily net assets of the next $1 billion, .35% of the Fund’s average daily net assets of the next $1 billion, and .30% of the average daily net assets of the Fund in excess of $3 billion. The effective management fee rate was .50% for the six months ended August 31, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Prudential Government Income Fund	29

Notes to Financial Statements

(Unaudited) continued

Pursuant to the Class A, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and .75% of the average daily net assets of the Class A, C and R shares, respectively. For the six months ended August 31, 2012, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and R shares, respectively. Pursuant to the Class B Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to 1% of the average daily net assets of the Class B shares up to $3 billion, .80% of the next $1 billion of such assets and .50% of such assets in excess of $4 billion. The effective distribution fee rate for Class B was 1% for the six months ended August 31, 2012.

PIMS has advised the Fund that it has received $105,127 in front-end sales charges resulting from sales of Class A shares, for the six months ended August 31, 2012. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2012, it received $18, $10,251 and $3,647 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended August 31, 2012, PIM has been compensated $6,503 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of

30	Visit our website at www.prudentialfunds.com

the Prudential Investment Portfolios 2 registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2012, aggregated $3,615,201,596 and $3,609,264,985, respectively.

The average balance of dollar rolls outstanding during the six months ended August 31, 2012 was approximately $122,400,000. The amount of dollar rolls outstanding at August 31, 2012 was $93,369,687 (Principal $86,500,000), which was 14.2% of net assets.

Transactions in options written during the six months ended August 31, 2012, were as follows:

	Contracts	Premiums
Options outstanding at February 29, 2012	—	$—
Options written	437	62,551
Options terminated in closing purchase transactions	(437)	(62,551)

Options outstanding at August 31, 2012	—	$—

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$845,628,471	$32,489,777	$(10,792,723)	$21,697,054

The difference between book basis and tax basis was primarily attributable to difference in the treatment of premium amortization for book and tax purposes and deferred losses on wash sales as of the most recent fiscal year end.

The Fund utilized approximately $7,982,000 of its capital loss carryforward to offset net taxable gains realized in the year ended February 29, 2012.

Prudential Government Income Fund	31

Notes to Financial Statements

(Unaudited) continued

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50% and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares purchased are subject to a CDSC of 1% for 12 months from the date of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2.5 billion shares of common stock, $.01 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 500,000,000 authorized shares.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended August 31, 2012:
Shares sold	2,817,665	$28,357,340
Shares issued in reinvestment of dividends	515,822	5,200,120
Shares reacquired	(5,885,966)	(59,319,439)

Net increase (decrease) in shares outstanding before conversion	(2,552,479)	(25,761,979)
Shares issued upon conversion from Class B and Class Z	185,248	1,858,155
Shares reacquired upon conversion into Class Z	(11,832)	(119,362)

Net increase (decrease) in shares outstanding	(2,379,063)	$(24,023,186)

Year ended February 29, 2012:
Shares sold	7,493,452	$74,153,988
Shares issued in reinvestment of dividends	1,158,947	11,418,621
Shares reacquired	(10,464,390)	(103,173,459)

Net increase (decrease) in shares outstanding before conversion	(1,811,991)	(17,600,850)
Shares issued upon conversion from Class B	305,352	2,992,438
Shares reacquired upon conversion into Class Z	(133,979)	(1,303,129)

Net increase (decrease) in shares outstanding	(1,640,618)	$(15,911,541)

Class B
Six months ended August 31, 2012:
Shares sold	116,660	$1,174,052
Shares issued in reinvestment of dividends	7,560	76,296
Shares reacquired	(181,370)	(1,828,403)

Net increase (decrease) in shares outstanding before conversion	(57,150)	(578,055)
Shares reacquired upon conversion into Class A	(184,750)	(1,856,373)

Net increase (decrease) in shares outstanding	(241,900)	$(2,434,428)

Year ended February 29, 2012:
Shares sold	374,841	$3,723,017
Shares issued in reinvestment of dividends	18,731	184,702
Shares reacquired	(277,768)	(2,727,347)

Net increase (decrease) in shares outstanding before conversion	115,804	1,180,372
Shares reacquired upon conversion into Class A	(304,870)	(2,992,438)

Net increase (decrease) in shares outstanding	(189,066)	$(1,812,066)

Prudential Government Income Fund	33

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended August 31, 2012:
Shares sold	390,797	$3,934,695
Shares issued in reinvestment of dividends	13,704	138,468
Shares reacquired	(414,181)	(4,175,876)

Net increase (decrease) in shares outstanding	(9,680)	$(102,713)

Year ended February 29, 2012:
Shares sold	992,626	$9,851,620
Shares issued in reinvestment of dividends	26,319	260,101
Shares reacquired	(675,146)	(6,652,506)

Net increase (decrease) in shares outstanding before conversion	343,799	3,459,215
Shares reacquired upon conversion into Class Z	(572)	(5,711)

Net increase (decrease) in shares outstanding	343,227	$3,453,504

Class R
Six months ended August 31, 2012:
Shares sold	396,888	$4,004,356
Shares issued in reinvestment of dividends	7,521	75,950
Shares reacquired	(287,783)	(2,894,199)

Net increase (decrease) in shares outstanding	116,626	$1,186,107

Year ended February 29, 2012:
Shares sold	965,535	$9,589,491
Shares issued in reinvestment of dividends	13,653	135,233
Shares reacquired	(722,797)	(7,153,215)

Net increase (decrease) in shares outstanding	256,391	$2,571,509

Class Z
Six months ended August 31, 2012:
Shares sold	2,013,250	$20,231,025
Shares issued in reinvestment of dividends	118,368	1,191,192
Shares reacquired	(2,097,371)	(21,058,075)

Net increase (decrease) in shares outstanding before conversion	34,247	364,142
Shares issued upon conversion from Class A	11,855	119,362
Shares reacquired upon conversion into Class A	(180)	(1,782)

Net increase (decrease) in shares outstanding	45,922	$481,722

Year ended February 29, 2012:
Shares sold	4,142,709	$40,963,742
Shares issued in reinvestment of dividends	270,881	2,663,288
Shares reacquired	(5,327,711)	(52,865,996)

Net increase (decrease) in shares outstanding before conversion	(914,121)	(9,238,966)
Shares issued upon conversion from Class A and Class C	134,829	1,308,840

Net increase (decrease) in shares outstanding	(779,292)	$(7,930,126)

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Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another SCA of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended August 31, 2012.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Prudential Government Income Fund	35

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2012		2012	2011		2010	2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.01		$9.57	$9.39		$8.78	$8.94	$8.83
Income (loss) from investment operations:
Net investment income	.09		.22	.25		.28	.30	.36
Net realized and unrealized gain (loss) on investment transactions	.17		.46	.20		.61	(.15)	.12
Total from investment operations	.26		.68	.45		.89	.15	.48
Less Dividends:
Dividends from net investment income	(.11)		(.24)	(.27)		(.28)	(.31)	(.37)
Capital Contributions(h):	-		-	-	(a)	-	-	-
Net asset value, end of period	$10.16		$10.01	$9.57		$9.39	$8.78	$8.94
Total Return(b):	2.68%		7.18%	4.79%		10.25%	1.73%	5.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$519,525		$535,682	$527,773		$559,817	$562,826	$645,050
Average net assets (000)	$529,549		$533,151	$557,516		$561,947	$608,533	$659,266
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	.94%	(f)	.94%	.93%		.90%	.94%	.98%
Expenses, excluding distribution and service (12b-1) fees	.69%	(f)	.69%	.68%		.65%	.69%	.73%
Net investment income	1.72%	(f)	2.21%	2.67%		3.09%	3.48%	4.15%
Portfolio turnover rate(e)	561%	(g)	1,404%	1,277%		971%	2,216%	2,676%

(a) Less than $.005 per share.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(f) Annualized.

(g) Not annualized.

(h) During the fiscal year ended February 28, 2011, the Fund received from an independent administrator, $60,090 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2012		2012	2011		2010	2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.03		$9.59	$9.41		$8.79	$8.95	$8.84
Income (loss) from investment operations:
Net investment income	.04		.14	.16		.20	.23	.30
Net realized and unrealized gain (loss) on investment transactions	.19		.47	.22		.63	(.15)	.12
Total from investment operations	.23		.61	.38		.83	.08	.42
Less Dividends:
Dividends from net investment income	(.08)		(.17)	(.20)		(.21)	(.24)	(.31)
Capital Contributions(g):	-		-	-	(a)	-	-	-
Net asset value, end of period	$10.18		$10.03	$9.59		$9.41	$8.79	$8.95
Total Return(b):	2.29%		6.37%	4.01%		9.54%	.98%	4.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,961		$13,225	$14,454		$25,219	$38,126	$55,104
Average net assets (000)	$11,840		$12,988	$18,360		$30,299	$44,738	$57,319
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.69%	(e)	1.69%	1.68%		1.65%	1.69%	1.73%
Expenses, excluding distribution and service (12b-1) fees	.69%	(e)	.69%	.68%		.65%	.69%	.73%
Net investment income	.97%	(e)	1.46%	1.92%		2.33%	2.73%	3.40%
Portfolio turnover rate(d)	561%	(f)	1,404%	1,277%		971%	2,216%	2,676%

(a) Less than $.005 per share.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Annualized.

(f) Not annualized.

(g) During the fiscal year ended February 28, 2011, the Fund received from an independent administrator, $60,090 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

Prudential Government Income Fund	37

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2012		2012	2011		2010	2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.03		$9.59	$9.41		$8.80	$8.96	$8.85
Income (loss) from investment operations:
Net investment income	.05		.15	.19		.24	.26	.32
Net realized and unrealized gain (loss) on investment transactions	.18		.46	.19		.60	(.15)	.12
Total from investment operations	.23		.61	.38		.84	.11	.44
Less Dividends:
Dividends from net investment income	(.08)		(.17)	(.20)		(.23)	(.27)	(.33)
Capital Contributions(h):	-		-	-	(a)	-	-	-
Net asset value, end of period	$10.18		$10.03	$9.59		$9.41	$8.80	$8.96
Total Return(b):	2.29%		6.37%	4.10%		9.69%	1.23%	5.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,759		$21,535	$17,294		$18,375	$17,295	$10,548
Average net assets (000)	$21,841		$18,831	$20,013		$17,575	$12,733	$9,285
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.69%	(f)	1.69%	1.60%		1.40%	1.44%	1.48%
Expenses, excluding distribution and service (12b-1) fees	.69%	(f)	.69%	.68%		.65%	.69%	.73%
Net investment income	.96%	(f)	1.45%	1.99%		2.59%	2.96%	3.64%
Portfolio turnover rate(e)	561%	(g)	1,404%	1,277%		971%	2,216%	2,676%

(a) Less than $.005 per share.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through June 30, 2010.

(e) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(f) Annualized.

(g) Not annualized.

(h) During the fiscal year ended February 28, 2011, the Fund received from an independent administrator, $60,090 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

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Class R Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2012		2012	2011		2010	2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.03		$9.58	$9.41		$8.79	$8.95	$8.84
Income (loss) from investment operations:
Net investment income	.08		.19	.23		.26	.28	.34
Net realized and unrealized gain (loss) on investment transactions	.17		.48	.18		.62	(.15)	.12
Total from investment operations	.25		.67	.41		.88	.13	.46
Less Dividends:
Dividends from net investment income	(.10)		(.22)	(.24)		(.26)	(.29)	(.35)
Capital Contributions(h):	-		-	-	(a)	-	-	-
Net asset value, end of period	$10.18		$10.03	$9.58		$9.41	$8.79	$8.95
Total Return(b):	2 .55%		7.01%	4.42%		10.09%	1.49%	5.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,306		$8,984	$6,131		$3,565	$2,028	$783
Average net assets (000)	$8,975		$7,400	$5,062		$2,868	$1,328	$505
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.19%	(f)	1.19%	1.18%		1.15%	1.19%	1.23%
Expenses, excluding distribution and service (12b-1) fees	.69%	(f)	.69%	.68%		.65%	.69%	.73%
Net investment income	1.47%	(f)	1.94%	2.41%		2.84%	3.22%	3.86%
Portfolio turnover rate(e)	561%	(g)	1,404%	1,277%		971%	2,216%	2,676%

(a) Less than $.005 per share

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(e) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(f) Annualized.

(g) Not annualized.

(h) During the fiscal year ended February 28, 2011, the Fund received from an independent administrator, $60,090 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

Prudential Government Income Fund	39

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2012		2012	2011		2010	2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.99		$9.55	$9.37		$8.76	$8.92	$8.81
Income (loss) from investment operations:
Net investment income	.10		.24	.28		.30	.33	.39
Net realized and unrealized gain (loss) on investment transactions	.18		.46	.19		.61	(.16)	.11
Total from investment operations	.28		.70	.47		.91	.17	.50
Less Dividends:
Dividends from net investment income	(.13)		(.26)	(.29)		(.30)	(.33)	(.39)
Capital Contributions(g):	-		-	-	(a)	-	-	-
Net asset value, end of period	$10.14		$9.99	$9.55		$9.37	$8.76	$8.92
Total Return(b):	2.81%		7.45%	5.06%		10.55%	1.98%	5.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$97,203		$95,314	$98,552		$95,895	$102,905	$108,618
Average net assets (000)	$95,915		$100,654	$99,126		$97,887	$106,949	$106,827
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.69%	(e)	.69%	.68%		.65%	.69%	.73%
Expenses, excluding distribution and service (12b-1) fees	.69%	(e)	.69%	.68%		.65%	.69%	.73%
Net investment income	1.96%	(e)	2.46%	2.92%		3.34%	3.73%	4.40%
Portfolio turnover rate(d)	561%	(f)	1,404%	1,277%		971%	2,216%	2,676%

(a) Less than $.005 per share.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Annualized.

(f) Not annualized.

(g) During the fiscal year ended February 28, 2011, the Fund received from an independent administrator, $60,090 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

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Approval of Advisory Agreements (Unaudited)

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Government Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 5-7, 2012 and approved the renewal of the agreements through July 31, 2013, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 5-7, 2012.

[1]	Prudential Government Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

Prudential Government Income Fund

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to

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conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to any individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its

Prudential Government Income Fund

Approval of Advisory Agreements (continued)

ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund/Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2011.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2011. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper General U.S. Government Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

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•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the Fund’s competitive performance over the longer term, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Government Income Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Government Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GOVERNMENT INCOME FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PGVAX	PBGPX	PRICX	JDRVX	PGVZX
CUSIP	74439V107	74439V206	74439V305	74439V503	74439V404

MF128E2    0232874-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL FLOATING RATE INCOME FUND

SEMIANNUAL REPORT • AUGUST 31, 2012

Fund Type

Floating Rate

Objective

Primary objective is to seek to maximize current income. Secondary objective is to seek capital appreciation when consistent with primary objective.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 15, 2012

Dear Shareholder:

We hope you find the semiannual report for the Prudential Floating Rate Income Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2012.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Floating Rate Income Fund

* Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Floating Rate Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares). Gross operating expenses: Class A, 1.96%; Class C, 2.66%; Class Z, 1.66%. Net operating expenses: Class A, 1.20%; Class C, 1.95%; Class Z, 0.95%, after contractual reduction through 6/30/2013.

Cumulative Total Returns (Without Sales Charges) as of 8/31/12
	Six Months	One Year	Since Inception
Class A	3.21%	10.65%	6.00% (3/30/11)
Class C	2.82	9.80	4.98 (3/30/11)
Class Z	3.45	11.02	6.57 (3/30/11)
Credit Suisse Leveraged Loan Index	3.80	9.83	5.79
Lipper Flexible Loan Participation Funds Average	3.24	9.88	6.03

Average Annual Total Returns (With Sales Charges) as of 9/30/12
		One Year	Since Inception
Class A		7.72%	2.38% (3/30/11)
Class C		9.62	3.93 (3/30/11)
Class Z		11.61	4.96 (3/30/11)
Credit Suisse Leveraged Loan Index		10.73	4.56
Lipper Flexible Loan Participation Funds Average		10.86	4.43

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 3.25% and a 12b-1 fee of 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchases are subject to a contingent deferred sales charge (CDSC) of 1.00% effective 10/1/2012. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class C shares are not subject to a front-end sales charge but a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Z shares are not subject to a 12b-1 fee or a CDSC. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deductions or taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expense reimbursement, the Fund’s returns would have been lower.

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Benchmark Definitions

Credit Suisse Leveraged Loan Index

The Credit Suisse Leveraged Loan Index is an unmanaged index that represents the investable universe of the dollar-denominated leveraged loan market.

Lipper Flexible Loan Participation Funds Average

The Lipper Flexible Loan Participation Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Loan Participation category. Returns do not include the effect of any sales charges or taxes. Returns would be lower if sales charges or taxes were reflected.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Credit Suisse Leveraged Loan Index and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Distributions and Yields as of 8/31/12
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.21	3.85%
Class C	0.18	3.22
Class Z	0.23	4.22

Five Largest Holdings expressed as a percentage of net assets as of 8/31/12
CPM Acquisition Corp., Capital Goods	1.7%
Springleaf Financial Funding Co., Non-Captive Finance	1.3
Cequel Communications LLC, Cable	1.3
First Data Corp., Technology	1.2
Community Health Systems, Inc., Healthcare & Pharmaceutical	1.2

Holdings reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 8/31/12
Baa	1.0%
Ba	50.9
B	44.6
Caa or Lower	1.4
Not Rated**	2.7
Total Investments	100.6
Liabilities in excess of other assets	–0.6
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 2.3% of Not Rated is invested in affiliated money market mutual fund.

Credit Quality is subject to change.

Prudential Floating Rate Income Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2012, at the beginning of the period, and held through the six-month period ended August 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

4	Visit our website at www.prudentialfunds.com

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Floating Rate Income Fund		Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,032.10	1.20%	$6.15
	Hypothetical	$1,000.00	$1,019.16	1.20%	$6.11

Class C	Actual	$1,000.00	$1,028.20	1.95%	$9.97
	Hypothetical	$1,000.00	$1,015.38	1.95%	$9.91

Class Z	Actual	$1,000.00	$1,034.50	0.95%	$4.87
	Hypothetical	$1,000.00	$1,020.42	0.95%	$4.84

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2012, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying Funds in which the Fund may invest.

Prudential Floating Rate Income Fund	5

Portfolio of Investments

as of August 31, 2012 (Unaudited)

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

LONG-TERM INVESTMENTS 98.3%
BANK LOANS(a) 92.7%

Aerospace & Defense 1.2%
Booz Allen & Hamilton, Inc.	Ba3	4.500%	07/31/19	$250	$250,312
Tasc, Inc.	B1	4.500	12/18/15	250	247,188

					497,500

Airlines 1.1%
Delta Air Lines, Inc.	Ba2	4.250	03/07/16	494	486,344

Automotive 1.1%
Chrysler Group LLC	Ba2	6.000	05/24/17	275	279,744
Schaeffler AG	B1	6.000	01/27/17	200	200,667

					480,411

Brokerage 0.7%
LPL Holdings, Inc.	Ba2	2.732	03/29/17	300	292,750

Building Materials & Construction 0.6%
Summit Materials LLC	B1	5.193	01/30/19	274	275,170

Business Services 0.9%
Global Cash Access, Inc.	B1	7.000	03/01/16	71	71,364
On Assignment, Inc.	Ba3	5.000	05/15/19	335	332,859

					404,223

Cable 3.8%
Cequel Communications LLC	Ba2	4.000	02/14/19	549	546,763
Charter Communications Operating LLC	Ba1	3.445	05/15/19	299	299,063
WideOpenWest Finance LLC	B1	6.250	07/17/18	499	498,688
Yankee Cable Acquisition LLC	B1	5.250	08/26/16	313	312,443

					1,656,957

Capital Goods 7.6%
Colfax Corp.	Ba2	4.500	01/11/19	248	248,324
CPM Acquisition Corp.	B1	6.250	08/29/17	725	721,375
Generac Power Systems, Inc.	B2	6.250	05/30/18	145	147,900
Hupah Finance, Inc.	B1	6.250	01/21/19	125	125,311
Husky Injection Molding Systems	Ba3	5.750	07/02/18	232	232,938
Pelican Products, Inc.	B1	7.000	07/11/18	126	126,000

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	7

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

BANK LOANS(a) (Continued)

Capital Goods (cont’d.)
Pro Mach, Inc.	B2	6.250%	07/06/17	$245	$241,871
RBS Global, Inc./Rexnord LLC	Ba2	5.000	04/30/18	249	249,807
Sensus USA, Inc.	Ba3	4.750	05/09/17	296	296,435
SRAM Corp.	Ba3	4.774	06/07/18	380	380,270
Unifrax I LLC	B2	6.500	11/28/18	299	301,485
WCA Waste Corp. (original cost $98,766; purchased 03/09/12)(c)(d)	B1	5.500	03/23/18	100	100,124
WireCo WorldGroup, Inc.	Ba2	6.000	02/15/17	150	149,719

					3,321,559

Chemicals 5.8%
Emerald Performance Materials LLC	B1	6.750	05/18/18	200	199,000
Houghton International, Inc.	B1	6.750	01/29/16	267	268,363
Kronos Worldwide, Inc.	Ba3	5.750	06/13/18	325	325,813
Nexeo Solutions LLC	B1	5.000	09/08/17	296	288,103
Nusil Technology LLC	B1	5.250	04/07/17	211	210,383
PL Propylene LLC	B1	7.000	03/27/17	249	249,998
Polyone Corp.	Ba1	5.000	12/20/17	100	99,935
PQ Corp.	B3	4.175	07/30/14	150	146,602
Tronox Pigments Netherlands BV	Ba2	4.250	02/08/18	107	106,652
Tronox Pigments Netherlands BV	Ba2	4.250	02/08/18	393	391,482
Univar, Inc.	B2	5.000	06/30/17	246	244,136

					2,530,467

Consumer 6.3%
Acosta, Inc.	B1	5.750	03/01/18	200	199,666
Bombardier Recreational Products, Inc.	B1	4.711	06/28/16	400	399,667
Huish Detergents, Inc.	Ba3	2.240	04/26/14	150	141,378
Huish Detergents, Inc.	B3	4.490	10/26/14	150	135,000
Party City Holdings, Inc.	B1	5.750	07/29/19	200	200,750
Realogy Corp.	B1	4.481	10/10/16	18	17,304
Realogy Corp.	B1	4.489	10/10/16	229	221,146
Revlon Consumer Products Corp.	Ba3	4.750	11/19/17	223	222,019
Spectrum Brands, Inc.	B1	5.000	06/17/16	163	163,831
Travelport, Inc.	B1	4.961	08/23/15	175	160,794
Visant Corp.	Ba3	5.250	12/22/16	472	455,596

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

BANK LOANS(a) (Continued)

Consumer (cont’d.)
West Corp.	Ba3	5.750%	06/30/18	$400	$400,572

					2,717,723

Electric 1.2%
Freif North American Power I LLC	Ba3	6.000	03/29/19	34	34,036
Freif North American Power I LLC	Ba3	6.000	03/29/19	215	215,790
Longview Power LLC	B3	7.250	10/31/17	332	279,429

					529,255

Energy—Other 0.6%
Frac Tech Services LLC	B3	6.250	05/06/16	292	256,061

Foods 4.7%
B&G Foods, Inc.	Ba2	4.500	11/30/18	149	149,309
Del Monte Foods Co.	B(b)	4.500	03/08/18	479	472,788
Dole Food Co., Inc.	Ba2	5.023	07/08/18	124	124,114
Dole Food Co., Inc.	Ba2	5.038	07/08/18	69	69,358
Dunkin Brands, Inc.	B2	4.000	11/23/17	324	320,535
Earthbound Holdings III LLC (original cost $236,603; purchased 04/16/12)(c)(d)	B1	5.750	12/21/16	237	236,899
JBS USA LLC	Ba3	4.250	05/25/18	272	268,166
Michael Foods, Inc.	B1	4.250	02/25/18	144	144,433
Pierre Foods, Inc.	B1	7.000	09/30/16	246	247,164

					2,032,766

Gaming 1.9%
Affinity Gaming LLC	Ba3	5.500	11/09/17	125	125,467
Caesars Entertainment Operating Co., Inc.	B2	5.697	01/29/18	238	208,520
CCM Merger, Inc.	B2	6.000	03/01/17	500	496,042

					830,029

Healthcare & Pharmaceutical 13.0%
Alere, Inc.	B2	3.971	06/30/17	224	224,063
Alliance HealthCare Services, Inc.	Ba3	7.250	06/01/16	334	310,757
Bausch & Lomb, Inc.	B1	5.250	05/17/19	400	401,163
Boston Luxembourg III SARL	B+(b)	6.000	08/28/19	250	250,625
DaVita, Inc.	Ba2	4.500	10/20/16	249	248,436

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	9

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

BANK LOANS(a) (Continued)

Healthcare & Pharmaceutical (cont’d.)
Drumm Investors LLC	B1	4.023%	05/04/18	$346	$331,694
Emergency Medical Services	B1	5.250	05/25/18	489	488,949
Grifols, Inc.	Ba2	4.500	06/01/17	494	495,671
HCA, Inc.	Ba3	3.482	05/01/18	300	295,266
HCR Healthcare LLC	Ba3	5.000	04/06/18	195	188,997
Health Management Associates, Inc.	Ba3	4.500	11/16/18	498	498,433
Hologic, Inc.	Ba2	4.500	08/01/19	500	503,000
IASIS Healthcare Corp.	Ba3	5.000	05/03/18	247	244,406
PTS Acquisition Corp.	Ba3	5.250	09/15/17	399	400,247
Rural/Metro Corp.	Ba3	5.750	06/30/18	173	171,821
Select Medical Corp.	Ba3	5.500	06/01/18	250	246,250
Warner Chilcott Corp.	Ba3	4.250	03/15/18	97	96,876
Warner Chilcott Corp.	Ba3	4.250	03/15/18	37	36,789
Warner Chilcott Corp.	Ba3	4.250	03/15/18	49	48,438
Warner Chilcott Corp.	Ba3	4.250	03/15/18	67	66,602
Wolverine Healthcare Analytics, Inc.	Ba3	6.750	06/06/19	100	100,187

					5,648,670

Independent Energy 1.7%
Arch Coal, Inc.	Ba3	5.750	05/16/18	375	374,063
Walter Energy, Inc.	B1	4.000	04/02/18	375	369,063

					743,126

Media & Entertainment 7.3%
AMC Entertainment, Inc.	Ba2	4.250	02/22/18	423	423,139
Crown Media Holdings, Inc.	Ba2	5.750	07/14/18	91	90,667
Cumulus Media Holdings, Inc.	Ba2	5.750	09/17/18	99	99,575
EMI Group North America Holdings, Inc.	Ba3	5.500	06/29/18	350	352,537
Getty Images, Inc.	Ba3	3.982	11/05/15	485	484,063
Granite Broadcasting Corp.	B2	8.500	05/23/18	100	99,250
Mood Media Corp.	Ba3	7.000	05/06/18	74	73,624
Seaworld Parks & Entertainment, Inc.	Ba3	4.000	08/17/17	349	349,027
SuperMedia, Inc.	Caa3	11.000	12/31/15	233	160,626
Telesat LLC	Ba3	4.250	03/28/19	400	398,750
Tribune Co.	NR	5.323	06/04/14	250	187,699

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

BANK LOANS(a) (Continued)

Media & Entertainment (cont’d.)
Univision Communications, Inc.	B2	4.482%	03/31/17	$450	$434,389

					3,153,346

Metals 1.0%
JMC Steel Group, Inc.	B1	4.750	04/01/17	249	249,675
SunCoke Energy, Inc.	Ba1	4.000	07/26/18	173	172,384

					422,059

Non-Captive Finance 3.8%
AWAS Finance Luxembourg SA	Ba2	5.750	07/31/18	150	149,719
Delos Aircraft, Inc.	Ba2	4.195	04/12/16	250	251,875
Flying Fortress, Inc.	Ba2	5.000	06/30/17	325	327,844
MIP Delaware LLC	Ba2	5.500	07/12/18	91	91,820
Springleaf Financial Funding Co.	B3	5.500	05/10/17	600	578,036
VFH Parent LLC	Ba1	7.500	07/08/16	246	246,745

					1,646,039

Packaging 3.3%
Bway Holding Co.	Ba3	4.250	02/23/18	39	38,954
Bway Holding Co.	Ba3	4.250	02/23/18	387	386,518
Exopack LLC	B2	6.500	05/31/17	248	242,550
Reynolds Group Holdings, Inc.	Ba3	6.500	02/09/18	488	491,402
Tricorbraun, Inc.	B1	5.500	05/03/18	250	250,313

					1,409,737

Pipelines & Other 1.1%
Energy Transfer Equity LP	Ba2	3.750	03/24/17	500	493,437

Real Estate Investment Trusts 1.0%
CB Richard Ellis Services, Inc.	Ba1	3.739	09/04/19	444	441,756

Restaurants 1.4%
Landry’s Restaurants, Inc.	B1	6.500	04/24/18	249	251,713
PF Changs China Bistro, Inc.	Ba3	6.250	06/22/19	75	75,656
Wendy’s International, Inc.	B1	4.750	05/15/19	250	251,114

					578,483

Retailers 2.1%
Academy Sports & Outdoors	B2	6.000	08/03/18	199	199,373

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	11

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

BANK LOANS(a) (Continued)

Retailers (cont’d.)
Leslie’s Poolmart, Inc.	Ba3	4.500%	11/21/16	$297	$296,242
Toys “R” Us Delaware, Inc.	B1	5.250	05/25/18	249	237,405
Wolverine World Wide, Inc.	Ba2	4.750	07/31/19	175	176,527

					909,547

Technology 9.8%
Avaya, Inc.	B1	4.927	10/26/17	445	397,112
Blackboard, Inc. (original cost $238,775; purchased 06/19/12)(c)(d)	B1	7.500	10/04/18	249	244,178
CDW Corp.	B1	4.000	07/15/17	217	214,547
Ceridian Corp.	B1	6.188	05/09/17	500	498,125
Datatel Sophia LP	B1	6.250	07/19/18	150	150,710
Expert Global Solutions, Inc.	Ba3	8.000	04/03/18	150	149,750
First Data Corp.	B1	4.237	03/26/18	569	537,080
Freescale Semiconductor, Inc.	B1	4.496	12/01/16	497	475,639
Genesys Telecom Holdings U.S., Inc.	B1	6.750	01/31/19	150	151,215
Interactive Data Corp.	Ba3	4.500	02/11/18	287	287,865
MModal, Inc.	Ba3	6.750	08/17/19	350	342,125
NXP BV	B3	4.500	03/03/17	421	419,766
Sensata Technologies BV	Ba2	4.000	05/12/18	173	172,660
U.S. Security Associates, Inc.	Ba3	6.000	07/28/17	33	32,519
U.S. Security Associates, Inc.	Ba3	6.000	07/28/17	166	166,144

					4,239,435

Telecommunications 6.6%
Asurion LLC	Ba3	5.500	05/24/18	486	486,673
Global Tel Link Corp.	B2	6.000	12/14/17	380	379,605
Intelsat Jackson Holdings SA	B1	5.250	04/02/18	294	295,148
Level 3 Finance, Inc.	Ba3	5.750	09/01/18	500	501,429
MetroPCS Wireless, Inc.	Ba1	4.000	03/19/18	247	245,741
Securus Technologies, Inc.	B2	6.500	05/31/17	100	99,251
Syniverse Holdings, Inc. (original cost $247,514; purchased 04/20/12)(c)(d)	B1	5.000	04/23/19	250	249,219
Windsteam Corp.	Baa3	4.000	08/08/19	450	450,000
Zayo Group LLC	B1	7.125	07/02/19	150	151,719

					2,858,785

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

BANK LOANS(a) (Continued)

Transportation 3.1%
Avis Budget Car Rental LLC	Ba1	4.250%	03/15/19	$249	$249,749
Dockwise Transport BV	B1	4.732	07/11/16	97	89,274
Dockwise Transport BV	B1	4.732	07/11/16	153	141,351
Hertz Corp.	Ba1	3.750	03/12/18	500	475,000
Pilot Travel Centers LLC	Ba2	4.250	08/07/19	375	375,937

					1,331,311

TOTAL BANK LOANS (cost $40,062,550)					40,186,946

CORPORATE BONDS 5.6%

Cable 0.4%
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125	04/15/18	175	190,750

Foods 0.4%
ARAMARK Corp., Gtd. Notes	B3	8.500	02/01/15	150	153,751

Gaming 0.8%
MGM Resorts International, Sr. Sec’d. Notes	Ba2	11.125	11/15/17	200	222,500
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $110,294; purchased 05/18/11 - 03/13/12)(c)(d)	B1	11.375	07/15/16	100	106,000

					328,500

Healthcare & Pharmaceutical 1.2%
Community Health Systems, Inc., Sr. Sec’d. Notes	Ba3	5.125	08/15/18	500	515,625

Media & Entertainment 1.8%
Lamar Media Corp., Gtd. Notes	Ba3	9.750	04/01/14	200	224,500

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	13

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Newport Television LLC/NTV Finance Corp., Sr. Unsec’d. Notes, PIK, 144A (original cost $325,125; purchased 08/03/12)(c)(d)	Caa3	13.000%	03/15/17	$300	$324,750
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625	02/01/14	200	227,000

					776,250

Non-Captive Finance 0.4%
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN	Caa1	5.375	10/01/12	125	124,722
CIT Group, Inc., Gtd. Notes, 144A	B1	7.000	05/02/17	48	48,037

					172,759

Paper 0.6%
Graphic Packaging International, Inc., Gtd. Notes	B2	9.500	06/15/17	250	275,625

TOTAL CORPORATE BONDS (cost $2,389,782)					2,413,260

TOTAL LONG-TERM INVESTMENTS (cost $42,452,332)					42,600,206

SHORT-TERM INVESTMENT 2.3%

				Shares

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(e) (cost $979,069)				979,069	979,069

TOTAL INVESTMENTS 100.6% (cost $43,431,401; Note 5)					43,579,275
LIABILITIES IN EXCESS OF OTHER ASSETS (0.6)%					(245,716)

NET ASSETS 100.0%					$43,333,559

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN—Medium Term Note

NR—Not Rated

PIK—Payment-in-Kind

*	The Fund’s current Statement of Additional Information contains a description of Moody’s & Standard & Poor’s ratings.
†	The ratings reflected are as of August 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2012.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $1,257,077. The aggregate value of $1,261,170 is approximately 2.9% of net assets.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$36,035,210	$4,151,736
Corporate Bonds	—	2,413,260	—
Affiliated Money Market Mutual Fund	979,069		—

Total	$979,069	$38,448,470	$4,151,736

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	15

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Bank Loans
Balance as of 2/29/12	$3,789,160
Realized gain (loss)	(26,385)
Change in unrealized appreciation (depreciation)*	29,573
Purchases	699,065
Sales	(1,825,216)
Accrued discount/premium	3,785
Transfers into Level 3	1,971,154
Transfers out of Level 3	(489,400)

Balance as of 8/31/12	$4,151,736

*	Of which, $24,885 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 7 bank loans transferred into Level 3 as a result of using a single broker quote and 2 bank loans transferred out of Level 3 as a result of no longer using single broker quote.

Included in the table above, under Level 3 securities, are securities fair valued using broker quotes as adjusted for changes in yields of comparable U.S. Government and other securities, using fixed income securities valuation models.

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2012 were as follows:

Healthcare & Pharmaceutical	14.2%
Technology	9.8
Media & Entertainment	9.1
Capital Goods	7.6
Telecommunications	6.6
Consumer	6.3
Chemicals	5.8
Foods	5.1
Cable	4.2
Non-Captive Finance	4.2
Packaging	3.3
Transportation	3.1
Gaming	2.7
Affiliated Money Market Mutual Fund	2.3
Retailers	2.1
Independent Energy	1.7
Restaurants	1.4
Aerospace & Defense	1.2%
Electric	1.2
Airlines	1.1
Automotive	1.1
Pipelines & Other	1.1
Metals	1.0
Real Estate Investment Trusts	1.0
Business Services	0.9
Brokerage	0.7
Building Materials & Construction	0.6
Energy—Other	0.6
Paper	0.6

100.6
Liabilities in excess of other assets	(0.6)

100.0%

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	17

Statement of Assets and Liabilities

as of August 31, 2012 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $42,452,332)	$42,600,206
Affiliated investments (cost $979,069)	979,069
Cash	36,652
Receivable for investments sold	4,850,742
Dividends and interest receivable	231,998
Receivable for Fund shares sold	33,043
Prepaid expenses	1,026

Total assets	48,732,736

Liabilities
Payable for investments purchased	5,266,606
Accrued expenses	81,336
Payable for Fund shares reacquired	41,637
Distribution fee payable	4,640
Management fee payable	4,384
Affiliated transfer agent fee payable	574

Total liabilities	5,399,177

Net Assets	$43,333,559

Net assets were comprised of:
Common stock, at par	$43,328
Paid-in capital in excess of par	43,139,823

43,183,151
Distributions in excess of net investment income	(18,719)
Accumulated net realized gain on investment transactions	21,253
Net unrealized appreciation on investments	147,874

Net assets, August 31, 2012	$43,333,559

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($13,056,999 ÷ 1,306,891 shares of common stock issued and outstanding)	$9.99
Maximum sales charge (3.25% of offering price)	0.34

Maximum offering price to public	$10.33

Class C
Net asset value, offering price and redemption price per share ($2,271,362 ÷ 227,084 shares of common stock issued and outstanding)	$10.00

Class Z
Net asset value, offering price and redemption price per share ($28,005,198 ÷ 2,798,872 shares of common stock issued and outstanding)	$10.01

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	19

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$1,050,123
Affiliated dividend income	3,494

Total income	1,053,617

Expenses
Management fee	132,878
Distribution fee—Class A	10,260
Distribution fee—Class C	10,306
Custodian’s fees and expenses	107,000
Audit fee	25,000
Registration fees	18,000
Legal fees and expenses	10,000
Reports to shareholders	8,000
Directors’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000) (Note 3)	3,000
Miscellaneous	5,780

Total expenses	335,224
Expense reimbursement (Note 2)	(134,191)

Net expenses	201,033

Net investment income	852,584

Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	75,382
Net change in unrealized appreciation on investments	333,183

Net gain on investment transactions	408,565

Net Increase In Net Assets Resulting From Operations	$1,261,149

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2012	March 30, 2011* through February 29, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$852,584	$1,101,413
Net realized gain (loss) on investment transactions	75,382	(32,123)
Net change in unrealized appreciation (depreciation) on investments	333,183	(185,309)

Net increase in net assets resulting from operations	1,261,149	883,981

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(170,804)	(97,413)
Class C	(35,597)	(41,715)
Class Z	(618,266)	(1,028,222)

	(824,667)	(1,167,350)

Distributions from net realized gains
Class A	—	(931)
Class C	—	(583)
Class Z	—	(9,422)

	—	(10,936)

Fund share transactions (Note 6)
Net proceeds from shares sold	11,401,474	37,755,185
Net asset value of shares issued in reinvestment of dividends and distributions	808,381	1,149,263
Cost of shares reacquired	(3,679,432)	(4,243,489)

Net increase in net assets from Fund share transactions	8,530,423	34,660,959

Total increase	8,966,905	34,366,654

Net Assets:
Beginning of period	34,366,654	—

End of period	$43,333,559	$34,366,654

*	Commencement of Fund

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	21

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 14 (formerly Prudential Government Income Fund, Inc.) (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company consists of two funds: Prudential Floating Rate Income Fund (the “Fund”) and Prudential Government Income Fund. Investment operations of the Fund commenced on March 30, 2011. The Fund’s primary investment objective is to seek to maximize current income. Capital appreciation is a secondary investment objective, but only when consistent with the Fund’s primary investment objective of seeking to maximize current income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as
Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are

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traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal term, tranche level attributes, yield curve, prepayment speeds, and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost

Prudential Floating Rate Income Fund	23

Notes to Financial Statements

(Unaudited) continued

method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of portfolio securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Fund amortizes premiums and accretes discounts on purchases of debt securities as adjustments to interest income.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst distributions in excess of net income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interests are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the

Prudential Floating Rate Income Fund	25

Notes to Financial Statements

(Unaudited) continued

management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .70% of the Fund’s average daily net assets. PI has contractually agreed through June 30, 2013 to limit net annual Fund operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) to each class of shares to ..95% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such expenses to .25% of the average net assets of the Class A shares through contractual reduction date of June 30, 2013.

PIMS has advised the Fund that it has received $13,492 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2012. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2012, it received $340 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended August 31, 2012 were $31,630,158 and $22,065,833, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$43,506,899	$375,011	$302,635	$72,376

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most fiscal year end and the difference in the treatment of accreting market discount and premium amortization for book and tax purposes as of the current reporting period.

The Fund elected to treat post-October capital losses of approximately $21,000 as having been incurred in the following fiscal year (February 28, 2013).

Management has analyzed the Fund’s tax positions and has concluded no provision for income tax is required in the Fund’s financial statements for the current reporting period.

Prudential Floating Rate Income Fund	27

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% effective October 1, 2012, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class C shares purchased are subject to a CDSC of 1% for 12 months from the date of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

At August 31, 2012, Prudential through its affiliates owned 106 Class A shares, 105 Class C shares and 2,661,748 Class Z shares of the Fund.

There are 900 million shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class C and Class Z common stock, each of which consists of 300,000,000 authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended August 31, 2012:
Shares sold	890,619	$8,813,527
Shares issued in reinvestment of dividends	16,147	160,419
Shares reacquired	(119,090)	(1,181,517)

Net increase (decrease) in shares outstanding	787,676	$7,792,429

Period ended February 29, 2012*:
Shares sold	764,030	$7,539,636
Shares issued in reinvestment of dividends and distributions	8,779	85,349
Shares reacquired	(253,594)	(2,423,591)

Net increase (decrease) in shares outstanding	519,215	$5,201,394

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Class C	Shares	Amount
Six months ended August 31, 2012:
Shares sold	86,378	$854,748
Shares issued in reinvestment of dividends	3,320	32,986
Shares reacquired	(38,557)	(382,493)

Net increase (decrease) in shares outstanding	51,141	$505,241

Period ended February 29, 2012*:
Shares sold	215,439	$2,138,484
Shares issued in reinvestment of dividends and distributions	3,526	34,234
Shares reacquired	(43,022)	(415,220)

Net increase (decrease) in shares outstanding	175,943	$1,757,498

Class Z
Six months ended August 31, 2012:
Shares sold	174,653	$1,733,199
Shares issued in reinvestment of dividends	61,876	614,976
Shares reacquired	(212,695)	(2,115,422)

Net increase (decrease) in shares outstanding	23,834	$232,753

Period ended February 29, 2012*:
Shares sold	2,815,112	$28,077,065
Shares issued in reinvestment of dividends and distributions	105,499	1,029,680
Shares reacquired	(145,573)	(1,404,678)

Net increase (decrease) in shares outstanding	2,775,038	$27,702,067

*	Commenced operations on March 30, 2011.

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended August 31, 2012.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about

Prudential Floating Rate Income Fund	29

Notes to Financial Statements

(Unaudited) continued

Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31, 2012		March 30, 2011(a) through February 29, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.89		$10.00
Income (loss) from investment operations:
Net investment income	.22		.35
Net realized and unrealized gain (loss) on investment transactions	.09		(.09)
Total from investment operations	.31		.26
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.37)
Distributions from net realized gains	-		-	(b)
Total dividends and distributions	(.21)		(.37)
Net asset value, end of period	$9.99		$9.89
Total Return(c):	3.21%		2.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,057		$5,136
Average net assets (000)	$8,142		$2,434
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.20%	(f)(g)	1.20%	(f)(g)
Expenses, excluding distribution and service (12b-1) fees	.95%	(f)(g)	.95%	(f)(g)
Net investment income	4.31%	(f)(g)	4.10%	(f)(g)
Portfolio turnover rate	60%	(h)	163%	(h)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through contractual reduction date of June 30, 2013.

(f) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.91%, 1.66%, and 3.60%, respectively, for the six months ended August 31, 2012, and 2.40%, 2.15% and 2.90%, respectively, for the period ended February 29, 2012.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	31

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended August 31, 2012		March 30, 2011(a) through February 29, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.90		$10.00
Income (loss) from investment operations:
Net investment income	.18		.28
Net realized and unrealized gain (loss) on investment transactions	.10		(.08)
Total from investment operations	.28		.20
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.30)
Distributions from net realized gains	-		-	(b)
Total dividends and distributions	(.18)		.30
Net asset value, end of period	$10.00		$9.90
Total Return(c):	2.82%		2.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,271		$1,742
Average net assets (000)	$2,045		$1,235
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.95%	(e)(f)	1.95%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.95%	(e)(f)	.95%	(e)(f)
Net investment income	3.60%	(e)(f)	3.43%	(e)(f)
Portfolio turnover rate	60%	(g)	163%	(g)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment income ratio would have been 2.66%, 1.66%, and 2.89%,respectively, for the six months ended August 31, 2012, and 3.15%, 2.15% and 2.23%, respectively, for the period ended February 29, 2012.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended August 31, 2012		March 30, 2011(a) through February 29, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.91		$10.00
Income (loss) from investment operations:
Net investment income	.23		.37
Net realized and unrealized gain (loss) on investment transactions	.10		(.07)
Total from investment operations	.33		.30
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.39)
Distributions from net realized gains	-		-	(b)
Total dividends and distributions	(.23)		(.39)
Net asset value, end of period	$10.01		$9.91
Total Return(c):	3.34%		3.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,005		$27,488
Average net assets (000)	$27,470		$25,812
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.95%	(e)(f)	.95%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.95%	(e)(f)	.95%	(e)(f)
Net investment income	4.61%	(e)(f)	4.08%	(e)(f)
Portfolio turnover rate	60%	(g)	163%	(g)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment income ratio would have been 1.66%, 1.66%, and 3.90%, respectively, for the six months ended August 31, 2012, and 2.15%, 2.15% and 2.88%, respectively, for the period ended February 29, 2012.

(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	33

Approval of Advisory Agreements (Unaudited)

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Floating Rate Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the Directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 5-7, 2012 and approved the renewal of the agreements through July 31, 2013, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential Floating Rate Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

Prudential Floating Rate Income Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 5-7, 2012.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services

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provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI for the year ended December 31, 2011 exceeded the management fees received by PI, resulting in an operating loss to PI. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that

Prudential Floating Rate Income Fund

Approval of Advisory Agreements (continued)

the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund/Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the fourth calendar quarter ended December 31, 2011. The Board considered that the Fund commenced operations on March 30, 2011, and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal period ended August 31, 2011. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Loan Participation Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	Q4 2011	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index for the fourth quarter of 2011.

Visit our website at www.prudentialfunds.com

•	The Board accepted PI’s recommendation to continue the existing expense cap of 0.95% (exclusive of 12b-1 fees and certain other fees) through June 30, 2013.
•	The Board concluded that, in light of the Fund’s recent inception date and strong short-term performance, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

Prudential Floating Rate Income Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance
Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Floating Rate Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL FLOATING RATE INCOME FUND

SHARE CLASS	A	C	Z
NASDAQ	FRFAX	FRFCX	FRFZX
CUSIP	74439V602	74439V701	74439V800

MF211E2    0232880-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 14

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 22, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	October 22, 2012